Share warrants (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of reserves within equity [line items]
Schedule of Fair Value of Private Warrants Determined using Black-Scholes Option Pricing Model

The following tables list the inputs to the models used for the years ended March 31, 2021 and 2020:

	For the year ended March 31,
Particulars	2020	2021
Dividend yield (%)	2.9%	3.4%
Expected volatility (%)	23.0%	22.0%
Risk–free interest rate (%)	6.53%	4.16% - 5.92%
Weighted average remaining contractual life of options granted	9.37 years	9.44 years
Weighted average share price (in INR)	415	471
Weighted average fair value (in INR)	110.43	133.01

Schedule of Warrant Obligations

The Group has recognised the following warrant obligations (refer Note 29):

Particulars	Public warrants	Private warrants	Total
	(INR)	(INR)	(INR)
Balance at August 23, 2021	1,084	663	1,747
Foreign currency translation	31	18	49
Change in fair value	428	262	690
Balance at March 31, 2022	1,543	943	2,486

Private Warrants
Disclosure of reserves within equity [line items]
Schedule of Fair Value of Private Warrants Determined using Black-Scholes Option Pricing Model

The fair value of the private warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

Particulars	March 31, 2022	August 23, 2021
Share price	USD 8.88	USD 10.5
Volatility (%)	39.41%	28.1%
Risk-free interest rate	2%	1%
Expected warrant life (in years)	4.50 years	5.31 years